Portfolio of investments
(unaudited)
Lifestyle Income Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%a
FIXED INCOME—40.0%
1,754,122
TIAA-CREF Core Bond Fund $ 15,822,183
1,750,251
TIAA-CREF Core Plus Bond Fund 15,822,265
TOTAL FIXED INCOME 31,644,448
INTERNATIONAL EQUITY—6.9%
122,498
TIAA-CREF Emerging Markets Equity Fund 910,157
200,146
TIAA-CREF International Equity Fund 2,393,747
103,499
TIAA-CREF International Opportunities Fund 1,411,724
81,758
TIAA-CREF Quant International Small-Cap Equity Fund 771,797
TOTAL INTERNATIONAL EQUITY 5,487,425
SHORT-TERM FIXED INCOME—40.2%
3,235,558
TIAA-CREF Short-Term Bond Fund 31,870,244
TOTAL SHORT-TERM FIXED INCOME 31,870,244
U.S. EQUITY—13.0%
29,252
Nuveen Dividend Growth Fund 1,470,219
133,120
Nuveen Dividend Value Fund 1,814,427
75,167
Nuveen Growth Opportunities ETF 1,394,348
112,581
TIAA-CREF Growth & Income Fund 1,478,184
80,093
TIAA-CREF Large-Cap Growth Fund 1,401,625
94,183
TIAA-CREF Large-Cap Value Fund 1,817,736
25,832
TIAA-CREF Quant Small-Cap Equity Fund 423,130
38,455
TIAA-CREF Quant Small/Mid-Cap Equity Fund 488,764
TOTAL U.S. EQUITY 10,288,433
TOTAL AFFILIATED INVESTMENT COMPANIES 79,290,550
(Cost $84,283,554)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$71,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000% 03/01/23 71,000
TOTAL GOVERNMENT AGENCY DEBT 71,000
TOTAL SHORT-TERM INVESTMENTS 71,000
(Cost $71,000)
TOTAL INVESTMENTS—100.2% 79,361,550
(Cost $84,354,554)
OTHER ASSETS & LIABILITIES, NET—(0.2)% (143,209)
NET ASSETS—100.0% $ 79,218,341
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Lifestyle Conservative Fund February 28, 2023
Portfolio of investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
FIXED INCOME—39.9%
3,377,295
TIAA-CREF Core Bond Fund $ 30,463,205
10,110,072
TIAA-CREF Core Plus Bond Fund 91,395,049
TOTAL FIXED INCOME 121,858,254
INTERNATIONAL EQUITY—13.8%
943,968
TIAA-CREF Emerging Markets Equity Fund 7,013,683
1,539,375
TIAA-CREF International Equity Fund 18,410,925
796,491
TIAA-CREF International Opportunities Fund 10,864,133
629,207
TIAA-CREF Quant International Small-Cap Equity Fund 5,939,712
TOTAL INTERNATIONAL EQUITY 42,228,453
SHORT-TERM FIXED INCOME—20.1%
6,235,678
TIAA-CREF Short-Term Bond Fund 61,421,427
TOTAL SHORT-TERM FIXED INCOME 61,421,427
U.S. EQUITY—25.9%
225,410
Nuveen Dividend Growth Fund 11,329,128
969,362
Nuveen Dividend Value Fund 13,212,399
620,568
Nuveen Growth Opportunities ETF 11,511,536
864,141
TIAA-CREF Growth & Income Fund 11,346,171
661,084
TIAA-CREF Large-Cap Growth Fund 11,568,966
686,037
TIAA-CREF Large-Cap Value Fund 13,240,519
199,256
TIAA-CREF Quant Small-Cap Equity Fund 3,263,809
296,962
TIAA-CREF Quant Small/Mid-Cap Equity Fund 3,774,386
TOTAL U.S. EQUITY 79,246,914
TOTAL AFFILIATED INVESTMENT COMPANIES 304,755,048
(Cost $318,661,085)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$213,000 Federal Home Loan Bank (FHLB) 0 .000% 03/01/23 213,000
TOTAL GOVERNMENT AGENCY DEBT 213,000
TOTAL SHORT-TERM INVESTMENTS 213,000
(Cost $213,000)
TOTAL INVESTMENTS—99.8% 304,968,048
(Cost $318,874,085)
OTHER ASSETS & LIABILITIES, NET—0.2% 587,734
NET ASSETS—100.0% $ 305,555,782
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Portfolio of investments
(unaudited)
Lifestyle Moderate Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—40.1%
22,811,230
TIAA-CREF Core Plus Bond Fund $ 206,213,521
TOTAL FIXED INCOME 206,213,521
INTERNATIONAL EQUITY—20.8%
2,394,174
TIAA-CREF Emerging Markets Equity Fund 17,788,709
3,911,123
TIAA-CREF International Equity Fund 46,777,027
2,020,409
TIAA-CREF International Opportunities Fund 27,558,381
1,598,712
TIAA-CREF Quant International Small-Cap Equity Fund 15,091,844
TOTAL INTERNATIONAL EQUITY 107,215,961
U.S. EQUITY—39.1%
572,159
Nuveen Dividend Growth Fund 28,756,709
2,414,467
Nuveen Dividend Value Fund 32,909,179
1,608,629
Nuveen Growth Opportunities ETF 29,840,068
2,204,833
TIAA-CREF Growth & Income Fund 28,949,452
1,717,832
TIAA-CREF Large-Cap Growth Fund 30,062,062
1,708,524
TIAA-CREF Large-Cap Value Fund 32,974,510
505,412
TIAA-CREF Quant Small-Cap Equity Fund 8,278,647
753,059
TIAA-CREF Quant Small/Mid-Cap Equity Fund 9,571,375
TOTAL U.S. EQUITY 201,342,002
TOTAL AFFILIATED INVESTMENT COMPANIES 514,771,484
(Cost $532,531,049)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$577,000 Federal Farm Credit Bank (FFCB) 0 .000% 03/01/23 577,000
TOTAL GOVERNMENT AGENCY DEBT 577,000
TOTAL SHORT-TERM INVESTMENTS 577,000
(Cost $577,000)
TOTAL INVESTMENTS—100.1% 515,348,484
(Cost $533,108,049)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (489,943)
NET ASSETS—100.0% $ 514,858,541
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Lifestyle Growth Fund February 28, 2023
Portfolio of investments
(unaudited)

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—20.0%
6,064,112
TIAA-CREF Core Plus Bond Fund $ 54,819,570
TOTAL FIXED INCOME 54,819,570
INTERNATIONAL EQUITY—27.7%
1,692,710
TIAA-CREF Emerging Markets Equity Fund 12,576,835
2,770,459
TIAA-CREF International Equity Fund 33,134,691
1,430,907
TIAA-CREF International Opportunities Fund 19,517,572
1,132,052
TIAA-CREF Quant International Small-Cap Equity Fund 10,686,570
TOTAL INTERNATIONAL EQUITY 75,915,668
U.S. EQUITY—52.2%
405,607
Nuveen Dividend Growth Fund 20,385,797
1,696,245
Nuveen Dividend Value Fund 23,119,818
1,154,724
Nuveen Growth Opportunities ETF 21,420,130
1,557,580
TIAA-CREF Growth & Income Fund 20,451,022
1,229,769
TIAA-CREF Large-Cap Growth Fund 21,520,957
1,200,021
TIAA-CREF Large-Cap Value Fund 23,160,399
358,544
TIAA-CREF Quant Small-Cap Equity Fund 5,872,959
534,883
TIAA-CREF Quant Small/Mid-Cap Equity Fund 6,798,364
TOTAL U.S. EQUITY 142,729,446
TOTAL AFFILIATED INVESTMENT COMPANIES 273,464,684
(Cost $275,062,315)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$237,000 Federal Farm Credit Bank (FFCB) 0 .000% 03/01/23 237,000
TOTAL GOVERNMENT AGENCY DEBT 237,000
TOTAL SHORT-TERM INVESTMENTS 237,000
(Cost $237,000)
TOTAL INVESTMENTS—100.0% 273,701,684
(Cost $275,299,315)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (41,617)
NET ASSETS—100.0% $ 273,660,067
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Portfolio of investments
(unaudited)
Lifestyle Aggressive Growth Fund February 28, 2023

SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
INTERNATIONAL EQUITY—34.7%
1,622,586
TIAA-CREF Emerging Markets Equity Fund $ 12,055,816
2,649,563
TIAA-CREF International Equity Fund 31,688,776
1,364,331
TIAA-CREF International Opportunities Fund 18,609,471
1,080,931
TIAA-CREF Quant International Small-Cap Equity Fund 10,203,984
TOTAL INTERNATIONAL EQUITY 72,558,047
U.S. EQUITY—65.2%
389,020
Nuveen Dividend Growth Fund 19,552,139
1,610,240
Nuveen Dividend Value Fund 21,947,576
1,106,535
Nuveen Growth Opportunities ETF 20,526,224
1,494,009
TIAA-CREF Growth & Income Fund 19,616,335
1,179,008
TIAA-CREF Large-Cap Growth Fund 20,632,645
1,140,173
TIAA-CREF Large-Cap Value Fund 22,005,342
344,069
TIAA-CREF Quant Small-Cap Equity Fund 5,635,847
511,377
TIAA-CREF Quant Small/Mid-Cap Equity Fund 6,499,596
TOTAL U.S. EQUITY 136,415,704
TOTAL AFFILIATED INVESTMENT COMPANIES 208,973,751
(Cost $206,659,874)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$107,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000% 03/01/23 107,000
TOTAL GOVERNMENT AGENCY DEBT 107,000
TOTAL SHORT-TERM INVESTMENTS 107,000
(Cost $107,000)
TOTAL INVESTMENTS—100.0% 209,080,751
(Cost $206,766,874)
OTHER ASSETS & LIABILITIES, NET—0.0% 16,028
NET ASSETS—100.0% $ 209,096,779
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF Lifestyle Funds February 28, 2023
Notes to portfolios of investments
(unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
The following table summarizes the market value of the Funds’ investments as of February 28, 2023, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Registered investment companies $79,290,550 $— $— $79,290,550
Short-term investments — 71,000 — 71,000
Total $79,290,550 $71,000 $— $79,361,550
1 1 1 1 1
Lifestyle Conservative
Registered investment companies $304,755,048 $— $— $304,755,048
Short-term investments — 213,000 — 213,000
Total $304,755,048 $213,000 $— $304,968,048
1 1 1 1 1
Lifestyle Moderate
Registered investment companies $514,771,484 $— $— $514,771,484
Short-term investments — 577,000 — 577,000
Total $514,771,484 $577,000 $— $515,348,484
1 1 1 1 1
Lifestyle Growth
Registered investment companies $273,464,684 $— $— $273,464,684
Short-term investments — 237,000 — 237,000
Total $273,464,684 $237,000 $— $273,701,684
1 1 1 1 1
Lifestyle Aggressive Growth
Registered investment companies $208,973,751 $— $— $208,973,751
Short-term investments — 107,000 — 107,000
Total $208,973,751 $107,000 $— $209,080,751
1 1 1 1 1
A13441-B (4/23)